CONCENTRATIONS OF RISK	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
CONCENTRATIONS OF RISK
CONCENTRATIONS OF RISK

NOTE 17 - CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

(a) Major customers and major vendors

For the three months ended September 30, 2025 and 2024, there were one (1) single customer respectively whose revenue exceeded 10% of the revenue in the segment of production and distribution of renewable commodities

	Revenue
	September 30, 2025		September 30, 2024
	USD	%	USD	%

Customer A	$-	$-%	125,120	$100%
Customer B	$2,225	98%	-	-%

	Account Receivable
	September 30, 2025	June 30, 2025

Customer A*	$187,314	$187,314
Customer B	$-	$-

* Fully settled in October, 2025.

There were no vendors which exceeded 10% of direct costs for the three months ended September 30, 2025.

For the three months ended September 30, 2024, there was one (1) single vendor whose direct costs exceeded 10% of the cost of revenue in the segment of production and distribution of renewable commodities.

	Direct Costs
	September 30, 2025		September 30, 2024
	USD	%	USD	%

Vendor A	$-	$-%	8,880	18%

	Account Payable
	September 30, 2025	June 30, 2025

Vendor A	$4,400	$8,800

(b) Economic and political risk

The Company’s major operations are conducted in the United States and Malaysia. Accordingly, the political, economic, and legal environments in the United States and Malaysia, as well as the general state of U.S. and Malaysian economies may influence the Company’s business, financial condition, and results of operations.

Further, the escalation tensions in the Middle East, including the continuing Russian – Ukraine conflict and trade wars may impact the global economic situation, which indirectly may impact the Company’s operations.

(c) Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore, there is a possibility that the Company could post the same amount of losses for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of MYR converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

NOTE 19 - CONCENTRATIONS OF RISKS

The Company is exposed to the following concentrations of risks:

(a)	Major customers and major vendors

For the years ended June 30, 2025 and 2024, there were one (1) and two (2) customers respectively whose revenue exceeded 10% of the revenue in the segment of production and distribution of renewable commodities.

	Revenue
	June 30, 2025		June 30, 2024
	USD	%	USD	%

Customer A	$125,120	$94%	62,560	$64.8%
Customer B*	-	-	25,441	26.3%

	Account Receivable
	As of June 30,
	2025	2024

Customer A	$187,314	$62,560
Customer B*	$-	$25,441

* impaired and represents a related party.

For the years ended June 30, 2025 and 2024 there were one (1) and two (2) vendors whose cost of revenue exceeded 10% of the cost of revenue in the segment of production and distribution of renewable commodities.

	Direct Costs
	June 30, 2025		June 30, 2024
	USD	%	USD	%

Vendor A	$-	$-%	118,621	45%
Vendor B	$-	$-%	135,200	51%
Vendor C	$8,800	$14%	-	-%

	Account Payable
	As of June 30,
	2025	2024

Vendor A	$-	$118,621
Vendor B	$-	$-
Vendor C	$8,800	$-

(b)	Economic and political risk

The Company’s major operations are conducted in U.S.A. and Malaysia. Accordingly, the political, economic, and legal environments in U.S.A. and Malaysia, as well as the general state of U.S.A. and Malaysia’s economy may influence the Company’s business, financial condition, and results of operations.

Further, the escalation tensions in the Middle East, including the continuing Russian – Ukraine conflict may impact the global economic situation, which indirectly may impact the Company’s operations.

(c)	Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore, there is a possibility that the Company could post the same amount of losses for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of MYR converted to USD on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.